Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2018
8.15% surplus note, due June 27, 2032, payable to NFS [Member]
Summary of long-term debt
Interest rate of surplus note	8.15%
7.50% surplus note, due December 31, 2031, payable to NFS [Member]
Summary of long-term debt
Interest rate of surplus note	7.50%
6.75% surplus note, due December 23, 2033, payable to NFS [Member]
Summary of long-term debt
Interest rate of surplus note	6.75%